Stock-Based Compensation (Other Stock Grants) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized stock-based compensation expense	$ 1,114	$ 0	$ 0
Other stock grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		55,919
Recognized stock-based compensation expense		$ 700
Other stock grants | Interim Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		27,672